Stock-based Compensation Plans - Summary of CRSU Plan Activity (Details) - shares	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Number of Units Outstanding, CRSU (in shares)	38,628	42,727
Weighted-Average Remaining Contractual Life, CRSU (Year)	1 year 4 months 24 days	1 year 6 months	1 year 7 months 6 days
Number of Units Granted, CRSU (in shares)	12,776	26,629
Number of Units Vested and settled in cash, CRSU (in shares)	(26,755)	(30,480)
Number of Units Forfeited, CRSU (in shares)	(221)	(248)
Number of Units Outstanding, CRSU (in shares)	24,428	38,628	42,727
Non-vested, CRSU (in shares)	24,428
Non-vested, Weighted-Average Remaining Contractual Life, CRSU (Year)	1 year 4 months 24 days